Income Taxes - Reconciliation of Expected Income Tax Expense at Federal Statutory Rate of 35 Percent to Company's Applicable Income Tax Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Tax at statutory rate	$ 2,810	$ 2,798	$ 2,717
State income tax, at statutory rates, net of federal tax benefit	237	211	150
Tax credits and benefits, net of related expenses	(700)	(701)	(648)
Tax-exempt income	(201)	(205)	(212)
Noncontrolling interests	(19)	(20)	37
Other items	(30)	4	(12)
Applicable income taxes	$ 2,097	$ 2,087	$ 2,032